FINANCIAL ASSETS	6 Months Ended
Jun. 30, 2024
Financial Assets
FINANCIAL ASSETS

8.	FINANCIAL ASSETS

The breakdown of the carrying amount of the items presented under this heading at June 30, 2024 and December 31, 2023 is as follows:

	Amortized Cost
06/30/2024	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	62,033	62,033	62,033
Trade receivables and other current assets (Note 9)	9,309	9,309	9,309
Current financial assets	12,291	12,291	12,291
Cash and cash equivalents	40,433	40,433	40,433

	Amortized Cost
12/31/2023	Debt Instruments	Carrying Amount	Fair Value
Current financial assets:	65,280	65,280	65,280
Trade receivables and other current assets (Note 9)	13,604	13,604	13,604
Current financial assets	10,398	10,398	10,398
Cash and cash equivalents	41,278	41,278	41,278

Cash and cash equivalents includes cash from clients in certain jurisdictions (Spain, Colombia, Panama and the City of Buenos Aires) where regulation obliges us to maintain a cash reserve equal to the amount that the customer has in his or her online wallet. As of June 30, 2024 and December 31, 2023, it amounted to €5,769 and €5,150 thousand euros, respectively.

Trade receivables and other current assets mainly include deposits made by customers through retail sport betting terminals, owned by other entities of Codere Group, to their online wallets and amounted to €2,689 and €1,445 thousand euros as of June 30, 2024 and December 31, 2023, respectively.

Current financial assets mainly correspond to “in transit” deposits made by customers through payment service providers to their online wallets and amounted to €11,414 and €9,905 thousand euros as of June 30, 2024 and December 31, 2023, respectively. These deposits are normally settled and appear in the customers’ online wallet between one to fifteen days after the transaction, depending on each payment service provider and are recognized as current financial assets.

Current financial assets from related parties primarily correspond to deposits made by customers at retail sports betting points of sale and terminals owned by other entities within the Codere Group, which are credited to their online wallets. Additionally, in 2023, it also included a tax receivable of €5,492 thousand arising from the reorganization of intercompany invoices. These receivables amounted to €1,584 thousand and €8,147 thousand as of June 30, 2024, and December 31, 2023, respectively (see Note 15). These receivables are normally recognized as current financial assets.

The expected credit losses recognized on current financial assets as of June 30, 2024 and December 31, 2023 amounted to €138 and €138 thousand euros, respectively.